CONDENSED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		116 Months Ended	122 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Cash flow from operating activities:
Net loss	$ (2,849,142)	$ (864,819)	$ (4,486,879)	$ (1,352,709)	$ (11,868,956)	$ (14,718,098)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	457	1,214	3,175	2,429	9,565	10,022
Vested stock options and warrants	69,941	0	1,937,638	172,489	2,667,300	2,737,241
Equity instruments issued for management and consulting	1,877,750	151,120	507,126	726,854	1,869,940	3,747,690
Stock-based registration payments	69,941	65,204	0	0	355,124	355,124
Capital contributions resulting from waivers of debt		0	0	0	476,398	476,398
Amortization of debt discount	45,187	56,449	112,031	55,037	285,284	330,471
(Gain) loss on valuation of equity-linked instruments	(59,597)	(190,915)	151,118	(1,145,292)	(631,186)	(690,783)
Changes in assets and liabilities:
Accounts receivable	18,232	(792)	(50,294)	15,737	(50,294)	(32,062)
Inventories	813	0	(97,605)	0	(97,605)	(96,792)
Prepaid expense and other assets	(36,119)	(36,860)	(22,022)	(4,325)	(30,148)	(66,267)
Notes payable to shareholders	0	0	0	0	(14,957)	(14,957)
Accounts payable	177,236	52,437	71,714	411,883	1,297,735	1,474,971
Accrued expenses	111,137	24,383	92,367	297,216	678,434	789,571
Net cash used in operating activities:	(644,105)	(807,783)	(1,781,631)	(820,681)	(5,053,366)	(5,697,471)
Cash flow from investing activities:
Purchase of fixed assets	0	0	0	0	(12,258)	(12,258)
Purchase of intangibles	0	0	0	0	(142,495)	(142,495)
Net cash used in investing activities	0	0	0	0	(154,753)	(154,753)
Cash flow from financing activities:
Proceeds from long-term and convertible debt	372,283	213,000	525,500	604,800	1,583,966	1,956,249
Repayment of convertible debt	0	0	0	(100,000)	(100,000)	(100,000)
Principal payments on long-term debt	0	(7,462)	(16,267)	(14,334)	(75,667)	(75,667)
Restricted cash in escrow			0	103,333	0
Accrued interest converted to stock	0	22,500				0
Issuance of common stock	184,120	628,000	1,386,000	219,632	3,922,805	4,106,925
Net cash provided by (used in) financing activities	556,403	856,038	1,895,233	813,431	5,331,104	5,887,507
Net increase (decrease) in cash	(87,702)	48,255	113,602	(7,249)	122,985	35,283
Cash at beginning of period	122,985	9,383	9,383	16,632	0	0
Cash at end of period	35,283	57,638	122,985	9,383	122,985	35,283
Non cash transactions:
Common stock issued for accrued interest/bonus	99,784	52,000	24,500	0	111,860	211,644
Conversion of accounts payable to convertible debt	0	89,300	89,300	457,300	546,600	546,600
Common stock issued to satisfy debt	807,800	0	50,000	0	224,000	1,031,800
Stock/warrant issued to satisfy accounts payable	$ 244,890	$ 0	$ 20,000	$ 0	$ 20,000	$ 264,890